Loans and Allowance for Loan Losses - Performing and Impaired Loans (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 1,575,435	$ 1,323,258	$ 813,376
All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,542,777	1,290,464	786,183
Purchased Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	32,658	32,794	27,193
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	745,864	642,988	415,208
Commercial Real Estate [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	727,390	625,085	400,265
Commercial Real Estate [Member] | Purchased Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	18,474	17,903	14,943
Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	355,876	293,457	187,802
Consumer Real Estate [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	348,889	286,007	178,798
Consumer Real Estate [Member] | Purchased Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	6,987	7,450	9,004
Construction and Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	179,431	135,409	117,869
Construction and Land Development [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	173,741	130,289	116,191
Construction and Land Development [Member] | Purchased Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	5,690	5,120	1,678
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	279,771	238,087	85,022
Commercial and Industrial [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	278,950	237,229	83,454
Commercial and Industrial [Member] | Purchased Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	821	858	1,568
Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	14,493	13,317	7,475
Consumer and Other [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	13,807	11,854	7,475
Consumer and Other [Member] | Purchased Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	686	1,463	0
Performing [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,539,572	1,287,823	784,168
Performing [Member] | Commercial Real Estate [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	726,356	624,638	400,146
Performing [Member] | Consumer Real Estate [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	347,893	284,585	177,977
Performing [Member] | Construction and Land Development [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	173,194	129,742	115,326
Performing [Member] | Commercial and Industrial [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	278,431	237,016	83,244
Performing [Member] | Consumer and Other [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	13,698	11,842	7,475
Impaired Loans [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	3,205	2,641	2,015
Impaired Loans [Member] | Commercial Real Estate [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,034	447	119
Impaired Loans [Member] | Consumer Real Estate [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	996	1,422	821
Impaired Loans [Member] | Construction and Land Development [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	547	547	865
Impaired Loans [Member] | Commercial and Industrial [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	519	213	210
Impaired Loans [Member] | Consumer and Other [Member] | All Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 109	$ 12	$ 0